Leases - Schedule of Lease Expenses (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Cash payments for operating leases	$ 12	$ 29
Cash payments for short-term lease	15	60
Total lease expenses	$ 27	$ 89